Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2024	2023
	$m	$m
Treasury bills and other eligible securities	17,713	20,504
Loans and advances to banks	14,880	13,636
Loans and advances to customers	24,524	27,490
Debt securities	91,975	88,367
Equity securities	51,642	40,280
Other	63,386	61,223
Assets pledged at 31 Dec	264,120	251,500

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2024	2023
	$m	$m
Trading assets	84,863	77,847
Financial investments	47,248	39,324
At 31 Dec	132,111	117,171

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	$m	$m
At 31 Dec 2024
Repurchase agreements	83,585	75,625
Securities lending agreements	58,232	4,361

At 31 Dec 2023
Repurchase agreements	81,486	74,517
Securities lending agreements	46,663	3,826
1Excludes assets classified as held for sale